Vessels, Net (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
	Nov. 03, 2025	Jan. 10, 2025	Dec. 31, 2025
Assets pledged as collateral, carrying amount			$ 31,600
Proceeds from sale of vessel		$ 13,200
Net gain on sale of vessel		$ 10,200
Purchase price of vessel	$ 31,830
Estimated useful life of vessels, description			Company’s intentions of future use of such vessel and was increased by 3 additional years up to each vessel’s next drydocking
Diamantis P. [Member]
Property, plant and equipment, vehicles, useful life			25 years